Jacob Internet Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Arrangement of Transportation of Freight & Cargo - 4.5%
Freightos Ltd. (a)	804,957	$2,463,168

Business Services, nec - 17.5%
Coinbase Global, Inc. - Class A (a)	8,600	2,346,252
comScore, Inc. (a)	283,750	1,957,875
Grab Holdings Ltd. - Class A (a)	230,000	1,253,500
OptimizeRx Corp. (a)	166,302	2,539,432
Zhihu, Inc. - ADR (a)	379,000	1,398,510
		9,495,569

Catalog & Mail-Order Houses - 1.1%
Bed Bath & Beyond, Inc. (a)	100,000	602,000

Communications Equipment - 5.0%
Powerfleet, Inc. NJ (a)	547,918	2,723,152

Computer Peripheral Equipment - 2.1%
Identiv, Inc. (a)	337,726	1,138,137

Computer Processing & Data Preparation - 7.8%
Doximity, Inc. - Class A (a)	31,500	1,620,360
Nextdoor Holdings, Inc. (a)	695,100	1,216,425
ReposiTrak, Inc. (b)	104,000	1,401,920
		4,238,705

Computer Programming, Data Processing, Etc. - 20.3%
Braze, Inc. - Class A (a)	92,400	2,651,880
Cloudflare, Inc. - Class A (a)	7,300	1,461,533
Confluent, Inc. - Class A (a)	119,800	2,665,550
MongoDB, Inc. (a)	8,577	2,850,737
Snap, Inc. - Class A (a)	181,100	1,390,848
		11,020,548

Finance Services - 10.1%
Block, Inc. (a)	38,000	2,538,400
Circle Internet Group, Inc. (a)	13,400	1,071,062
NU Holdings Ltd. - Class A (a)	54,000	939,060
SoFi Technologies, Inc. (a)	31,000	921,320
		5,469,842

Miscellaneous Amusement & Recreation - 11.0%
DraftKings, Inc. - Class A (a)	89,400	2,964,504
Flutter Entertainment PLC (a)	5,800	1,211,098
Inspired Entertainment, Inc. (a)	217,843	1,790,669
		5,966,271

Miscellaneous plastics products - 1.2%
Lightwave Logic, Inc. (a)(b)	150,000	651,000

Mortgage Bankers & Loan Correspondents - 2.8%
Rocket Cos., Inc. - Class A	76,000	1,518,480

Patent Owners & Lessors - 2.0%
Immersion Corp.	153,111	1,088,619

Personal Services - 2.5%
WM Technology, Inc. (a)	1,594,662	1,350,679

Prepackaged Software - 2.3%
Snowflake, Inc. (a)	5,000	1,256,200

Real Estate - 8.4%
Porch Group, Inc. (a)	207,300	2,008,737
Zillow Group, Inc. - Class C (a)	34,275	2,549,375
		4,558,112

Semiconductors & Related Devices - 1.2%
Impinj, Inc. (a)	3,920	673,730
TOTAL COMMON STOCKS (Cost $47,866,980)		54,214,212

WARRANTS - 0.0% (c)	Contracts	Value
Catalog & Mail-Order Houses - 0.0%(c)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50 (a)	8,700	6,438
TOTAL WARRANTS (Cost $0)		6,438

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (d)	210,322	210,322
TOTAL MONEY MARKET FUNDS (Cost $210,322)		210,322

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (d)	44,627	44,627
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $44,627)		44,627

TOTAL INVESTMENTS - 100.3% (Cost $48,121,929)		54,475,599
Liabilities in Excess of Other Assets - (0.3)%		(161,354)
TOTAL NET ASSETS - 100.0%		$54,314,245

Percentages are stated as a percent of net assets.

Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $43,055.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Jacob Internet Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,214,212	$–	$–	$54,214,212
Warrants	6,438	–	–	6,438
Money Market Funds	210,322	–	–	210,322
Investments Purchased with Proceeds from Securities Lending	44,627	–	–	44,627
Total Investments	$54,475,599	$–	$–	$54,475,599

Refer to the Schedule of Investments for further disaggregation of investment categories.